Acquisition - Narrative (Details) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 11, 2021 USD ($) shares $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Total purchase consideration			$ 1,782
Payment of contingent consideration liability			14,900
Contingent consideration			2,078
Goodwill		$ 64,268	64,268	$ 64,268
Product and service revenues			83,786	104,505
Net loss			(173,494)	(114,233)
Acquisition related costs			2,857	2,115
Recovery on settlement of contingent consideration			9,891	0
Amortization expense			$ 3,107	1,798
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Product and service revenues		138
Net loss		$ 1,114
Share capital
Disclosure of detailed information about business combination [line items]
Deferred share consideration related to acquisition (in shares) | shares			112,451
Top of range
Disclosure of detailed information about business combination [line items]
Payment of contingent consideration liability			$ 27,000
Arcola Energy Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Total purchase consideration	$ 39,197
Cash consideration	$ 7,157
Shares issued (in shares) | shares	337,353
Equity total value	$ 26,258		4,851
Vesting period	2 years
Performance milestones, term		3 years
Cash and debt paid on closing	$ 7,477
Share price at fair value (usd per share) | $ / shares	$ 18.30
Equity value, discounted	$ 4,851
Liabilities incurred	26,258
Working capital adjustment	611
intangible assets fair value	17,279
Deferred income tax liabilities	3,878
Intangible assets, tax basis	1,768
Goodwill	23,991
Identifiable assets acquired (liabilities assumed)	39,197
Acquisition related costs		$ 463	4,835	$ 1,170
Recovery on settlement of contingent consideration			9,891
Amortization expense			13,017
Arcola Energy Limited | Technology
Disclosure of detailed information about business combination [line items]
Technology (patents, know-how and in-process research & development)	15,976
Arcola Energy Limited | Technology | Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Technology (patents, know-how and in-process research & development)	15,976
Arcola Energy Limited | Acquired customer contracts and relationships
Disclosure of detailed information about business combination [line items]
Fair value of acquired customer contracts and relationships	1,048
Arcola Energy Limited | Acquired customer contracts and relationships | Multi-period excess earnings method
Disclosure of detailed information about business combination [line items]
Fair value of acquired customer contracts and relationships	1,048
Arcola Energy Limited | Acquired non-compete agreements
Disclosure of detailed information about business combination [line items]
Fair value of acquired customer contracts and relationships	255
Arcola Energy Limited | Top of range
Disclosure of detailed information about business combination [line items]
Total purchase consideration	40,000
Contingent consideration	$ 27,000
Ballard Motive Solutions
Disclosure of detailed information about business combination [line items]
Total purchase consideration					$ 39,917
intangible assets fair value			2,500		$ 15,517
Technology (patents, know-how and in-process research & development)			$ 2,500